Technology and Development Expenses - Summary of Technology and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	$ 3,386	$ 2,005	$ 1,347
Salaries and Wages
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	1,381	1,072	596
Software Licenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	487	292	286
Infrastructure Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	792	298	207
Information and Technology Security Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	176	161	145
Other Technology Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	$ 550	$ 182	$ 113